Fair Value Quantitative and Qualitative Disclosures - Summary of Effect of Changing the Significant Unobservable Inputs (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Debt securities of financial trusts provisional [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Favorable changes	$ 154	$ 679
Unfavorable changes	(152)	$ (663)
Corporate Bonds [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Favorable changes	15,286
Unfavorable changes	$ (14,091)